Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables.
Trade receivables

19.Trade receivables

	31 December	31 December
	2024	2023
Receivables from subscribers	11,486,814	10,035,178
Undue assigned contracted receivables	1,061,568	902,077
Accounts and notes receivable	3,914,865	4,837,057
	16,463,247	15,774,312

Trade receivables are shown net of provision for impairment amounting to TL 622,519 as at 31 December 2024 (31 December 2023: TL 805,115). Movements in provision for impairment of trade receivables and due from related parties are disclosed in Note 35. The accounts and notes receivable represent receivables from distributors and roaming receivables. The Group’s exposure to currency risk and credit risk arising from trade receivables are disclosed in Note 35.

Letters of guarantee received with respect to the accounts and notes receivable amounted to TL 2,524,051 and TL 1,483,974 at 31 December 2024 and 2023, respectively.

The undue assigned contracted receivables are the remaining portion of the assigned receivables from the distributors related to the handset campaigns which will be collected from subscribers by the Company in instalments. When the monthly instalment is billed to the subscriber, that portion is transferred to “Receivables from subscribers”. The Company measures the undue assigned contracted receivables at amortized cost, bears the credit risk and recognizes interest income throughout the contract period.

The undue assigned contracted receivables related to handset campaigns, which will be billed after one year amounted to TL 160,699 (31 December 2023: TL 337,022) is presented under non-current trade receivable amounted to TL 328,034 (31 December 2023: TL 470,476).